INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 20 – INTANGIBLE ASSETS, NET

Intangible assets and related accumulated amortization are as follows:

	December 31, 2022	December 31, 2021
Technologies	63,860	63,860
Favorable contracts	247,527	-
Subtotal	311,387	63,860
Less: accumulated amortization	(117,026)	-
Intangible assets, net	194,361	63,860

As of December 31, 2022, the future estimated amortization costs for intangible assets are as follows:

Years Ended December 31,
2023	20,946
2024	20,946
2025	20,946
2026	20,946
2027	20,946
Thereafter	89,631
Total	194,361